Financial Liabilities - Details of the convertible Bonds Issued and Outstanding (Detail)	12 Months Ended
	Dec. 31, 2019 KRW (₩) ₩ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 KRW (₩)
Disclosure of detailed information about borrowings [Line Items]
Issuance amount	₩ 13,480,889,000,000		₩ 8,558,777,000,000
Redemption at the option of the issuer (Call option)	• On or at any time after 3 years from the issuance, if the closing price of the shares for any 20 trading days out of the 30 consecutive trading days is at least 130% of the applicable conversion price• The aggregate principal amount of the convertible bonds outstanding is less than 10% of the aggregate principal amount originally issued, or• In the event of certain changes in laws and other directives resulting in additional taxes for the holders
Aggregate outstanding amount of the convertible bonds	₩ 13,480,889,000,000		₩ 8,558,777,000,000
Convertible bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Issuance amount	₩ 813,426,670,000	$ 687,800,000
Annual interest rate	1.50%	1.50%
Issuance date	August 22, 2019
Maturity date	August 22, 2024
Interest payment	Payable semi-annually in arrear until maturity date in equal installments commencing on issuance
Principal redemption	Redemption at maturity: Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed or converted. Advanced redemption: The Controlling Company has a right to redeem in advance (call option) and the bondholders have a right to require the Controlling Company to redeem in advance (put option). At exercise, the outstanding principal amount together with accrued but unpaid interest are to be redeemed.
Conversion price	19,845 per ordinary share (subject to adjustment based on diluted effects of certain events)
Conversion period	From August 23, 2020 to August 12, 2024
Redemption at the option of the bondholders (Put option)	On the day of 3 years from the issuance
Aggregate outstanding amount of the convertible bonds	₩ 813,426,670,000	$ 687,800,000
Conversion price | ₩ / shares	₩ 19,845
Number of common shares to be issued at conversion | shares	40,988,998	40,988,998